OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables Other Long-term Liabilities
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	2024	2023
Lease liabilities	$1,109	$727
Contract liabilities	686	680
Pension obligations	56	66
Regulatory liabilities(1)	—	104
Other	225	187
	$2,076	$1,764
(1)Regulatory liabilities are related to the regulated pricing mechanism at certain of Brookfield Renewable’s Spanish assets.